Taxation (Details) - Schedule of income / (loss) before provision for income taxes	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Income Loss Before Provision For Income Taxes Abstract
PRC	¥ 8,630,868	$ 1,239,248	¥ 12,016,517	¥ 4,728,447
Foreign	(4,670,754)	(670,642)	(89,670)	(46,390)
Total Income before Income Taxes	¥ 3,960,114	$ 568,606	¥ 11,926,847	¥ 4,682,057